Wireless Device Payment Plans - Balance and Aging of Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, gross	$ 18,865	$ 19,313
Unbilled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, current	17,586	18,043
Billed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, current	990	986
Device payment plan agreement receivables, past due	$ 289	$ 284